United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2026

Date of reporting period: July 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.9%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.7%
Comcast Corp., Class A	93,900	$2,249,844
Verizon Communications, Inc.	41,000	1,919,210

		4,169,054

Entertainment - 0.2%
Spotify Technology SAA	3,073	1,536,316

Interactive Media & Services - 1.1%
Alphabet, Inc., Class A	7,865	2,800,962
Alphabet, Inc., Class C	10,900	3,887,485

		6,688,447

Media - 0.3%
Omnicom Group, Inc.	20,700	1,629,090

Total Communication Services		14,022,907

Consumer Discretionary - 3.0%
Automobile Components - 0.6%
Aptiv PLCA	59,774	3,375,438
BorgWarner, Inc.	7,600	484,424

		3,859,862

Automobiles - 0.4%
General Motors Co.	24,100	2,141,526

Broadline Retail - 0.3%
Amazon.com, Inc.A	7,527	2,044,183

Distributors - 0.2%
Genuine Parts Co.	8,300	1,032,271

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. Ltd.	126,543	3,519,161
Wynn Resorts Ltd.	16,923	1,680,623

		5,199,784

Household Durables - 0.3%
Lennar Corp., Class A	23,040	1,897,344
Lennar Corp., Class BB	666	53,746

		1,951,090

Specialty Retail - 0.3%
Lithia Motors, Inc.	1,100	423,962
Lowe’s Cos., Inc.	6,800	1,413,108

		1,837,070

Total Consumer Discretionary		18,065,786

Consumer Staples - 2.3%
Beverages - 0.9%
Coca-Cola Co.	25,500	2,233,545
Constellation Brands, Inc., Class A	7,900	1,028,817
Keurig Dr. Pepper, Inc.	77,788	2,420,762

		5,683,124

Food Products - 0.8%
Conagra Brands, Inc.	18,500	268,435
J.M. Smucker Co.	7,800	930,228
Kraft Heinz Co.	45,000	1,163,250
McCormick & Co., Inc.	26,633	1,355,620

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.9% (continued)
Consumer Staples - 2.3% (continued)
Food Products - 0.8% (continued)
Mondelez International, Inc., Class A	14,000	$872,340

		4,589,873

Household Products - 0.2%
Procter & Gamble Co.	9,900	1,430,451

Tobacco - 0.4%
Philip Morris International, Inc.	11,684	2,229,541

Total Consumer Staples		13,932,989

Energy - 3.3%
Energy Equipment & Services - 0.5%
Halliburton Co.	34,741	1,120,397
NOV, Inc.	37,500	728,625
SLB Ltd.	22,180	1,099,906

		2,948,928

Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	95,300	3,556,596
Chevron Corp.	20,309	3,997,421
ConocoPhillips	4,753	572,641
ExxonMobil Holdings Corp.	17,133	2,663,154
Ovintiv, Inc.	24,400	1,524,024
Permian Resources Corp., Class A	64,481	1,374,090
Shell PLC, ADR	18,600	1,710,828
Shell PLCC	27,516	1,262,795

		16,661,549

Total Energy		19,610,477

Financials - 8.8%
Banks - 3.9%
Bank of America Corp.	68,090	4,218,175
Citigroup, Inc.	14,000	1,854,300
Citizens Financial Group, Inc.	6,800	487,220
Cullen/Frost Bankers, Inc.	10,200	1,696,668
First Citizens BancShares, Inc., Class A	527	1,152,365
PNC Financial Services Group, Inc.	8,600	2,148,882
Truist Financial Corp.	20,740	1,075,162
U.S. Bancorp	71,050	4,476,860
Wells Fargo & Co.	55,392	4,788,638
Western Alliance Bancorp	16,912	1,361,247

		23,259,517

Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,640	2,532,698
Blackstone, Inc.	11,200	1,430,800
Charles Schwab Corp.	13,963	1,469,466
LPL Financial Holdings, Inc.	3,537	1,251,037
State Street Corp.	3,600	662,976

		7,346,977

Consumer Finance - 0.9%
American Express Co.	4,774	1,605,258
Capital One Financial Corp.	17,697	3,698,850

		5,304,108

Financial Services - 1.3%
Berkshire Hathaway, Inc., Class BA	4,772	2,441,069
Corebridge Financial, Inc.	32,400	1,010,556

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.9% (continued)
Financials - 8.8% (continued)
Financial Services - 1.3% (continued)
Fidelity National Information Services, Inc.	62,294	$2,788,902
Fiserv, Inc.A	33,000	1,780,020

		8,020,547

Insurance - 1.5%
American International Group, Inc.	57,340	4,505,777
Aon PLC, Class A	4,158	1,499,167
Arch Capital Group Ltd.A	12,914	1,298,245
Everest Group Ltd.	2,028	758,776
Progressive Corp.	4,615	975,703

		9,037,668

Total Financials		52,968,817

Health Care - 6.0%
Biotechnology - 0.4%
Amgen, Inc.	6,450	2,484,282

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	11,703	1,237,007
Alcon AG	18,370	1,266,428
Edwards Lifesciences Corp.A	20,000	1,721,400
GE HealthCare Technologies, Inc.	71,119	4,837,514
Medtronic PLC	67,728	5,783,294
Zimmer Biomet Holdings, Inc.	10,350	972,175

		15,817,818

Health Care Providers & Services - 1.7%
Centene Corp.A	9,700	603,534
Cigna Group	6,940	1,936,607
Elevance Health, Inc.	8,425	3,166,452
Humana, Inc.	2,300	836,878
Labcorp Holdings, Inc.	3,200	989,440
UnitedHealth Group, Inc.	6,962	2,885,053

		10,417,964

Life Sciences Tools & Services - 0.2%
Avantor, Inc.A	80,333	1,106,989

Pharmaceuticals - 1.1%
Merck & Co., Inc.	37,618	4,897,864
Novartis AGC	10,899	1,701,421

		6,599,285

Total Health Care		36,426,338

Industrials - 5.0%
Aerospace & Defense - 0.7%
Boeing Co.A	3,740	808,364
General Dynamics Corp.	7,500	2,875,650
Lockheed Martin Corp.	800	466,192

		4,150,206

Air Freight & Logistics - 0.2%
FedEx Corp.	4,610	1,417,114

Building Products - 0.6%
Carrier Global Corp.	25,050	1,548,341
Johnson Controls International PLC	15,881	2,329,107

		3,877,448

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.9% (continued)
Industrials - 5.0% (continued)
Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	4,045	$677,052

Construction & Engineering - 0.2%
AECOM	13,078	946,716
Fluor Corp.A	7,200	361,224

		1,307,940

Electrical Equipment - 0.1%
Vertiv Holdings Co., Class A	1,354	328,365

Ground Transportation - 0.7%
JB Hunt Transport Services, Inc.	4,112	1,117,436
Uber Technologies, Inc.A	43,342	3,049,543

		4,166,979

Machinery - 1.9%
CNH Industrial NV	139,100	1,425,775
Cummins, Inc.	610	386,862
Deere & Co.	1,140	675,644
Fortive Corp.	39,303	2,327,131
PACCAR, Inc.	11,550	1,532,454
Parker-Hannifin Corp.	4,480	4,374,854
Stanley Black & Decker, Inc.	6,100	576,938

		11,299,658

Professional Services - 0.3%
CACI International, Inc., Class AA	1,793	892,466
Leidos Holdings, Inc.	8,300	959,480

		1,851,946

Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	4,510	1,056,828

Total Industrials		30,133,536

Information Technology - 7.0%
Communications Equipment - 0.7%
F5, Inc.A	4,600	1,851,822
Motorola Solutions, Inc.	5,010	2,183,107

		4,034,929

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	9,200	1,359,852
Teledyne Technologies, Inc.A	3,400	2,228,938

		3,588,790

IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	20,700	1,145,745
Globant SAA	5,408	197,933

		1,343,678

Semiconductors & Semiconductor Equipment - 1.4%
Entegris, Inc.	14,202	1,690,748
Microchip Technology, Inc.	46,008	3,417,934
QUALCOMM, Inc.	21,758	3,211,699

		8,320,381

Software - 3.1%
Adobe, Inc.A	4,600	1,151,886
Autodesk, Inc.A	8,450	1,978,990
Microsoft Corp.	11,600	5,390,752

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.9% (continued)
Information Technology - 7.0% (continued)
Software - 3.1% (continued)
Oracle Corp.	10,647	$1,382,726
Salesforce, Inc.	11,800	2,171,436
Synopsys, Inc.A	3,900	1,516,164
Workday, Inc., Class AA	33,900	5,435,526

		19,027,480

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	64,212	3,075,755
Seagate Technology Holdings PLC	3,760	3,219,049

		6,294,804

Total Information Technology		42,610,062

Materials - 3.3%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	12,552	3,701,459
Axalta Coating Systems Ltd.A	46,325	1,658,898
Corteva, Inc.	40,400	3,179,884
Ecolab, Inc.	7,900	2,193,277
Linde PLC	2,130	1,018,950
Olin Corp.	26,000	481,260
PPG Industries, Inc.	18,300	2,022,516
RPM International, Inc.	15,200	1,627,464

		15,883,708

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	4,000	2,100,560

Containers & Packaging - 0.1%
Amcor PLC, CDIC	9,038	409,845

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	28,655	1,794,662

Total Materials		20,188,775

Real Estate - 0.6%
Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	18,400	1,197,288

Specialized REITs - 0.4%
Public Storage	4,042	1,310,295
VICI Properties, Inc.	50,035	1,318,422

		2,628,717

Total Real Estate		3,826,005

Utilities - 2.3%
Electric Utilities - 1.7%
Entergy Corp.	21,516	2,315,552
PG&E Corp.	86,249	1,499,008
Pinnacle West Capital Corp.	17,790	1,796,612
PPL Corp.	11,400	401,394
Xcel Energy, Inc.	54,416	4,255,331

		10,267,897

Multi-Utilities - 0.3%
Dominion Energy, Inc.	30,100	2,082,017

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 43.9% (continued)
Utilities - 2.3% (continued)
Water Utilities - 0.3%
American Water Works Co., Inc.	12,340	$1,655,658

Total Utilities		14,005,572

Total Common Stocks (Cost $197,460,721)		265,791,264

	Principal Amount
CORPORATE OBLIGATIONS - 4.6%
Communications - 1.3%
Internet - 0.1%
Meta Platforms, Inc., 6.300%, Due 5/15/2056	$960,000	881,011

Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	130,000	127,987
6.100%, Due 6/1/2029	330,000	334,912
6.484%, Due 10/23/2045	140,000	121,393
5.750%, Due 4/1/2048	465,000	366,017
3.850%, Due 4/1/2061	395,000	215,676
3.950%, Due 6/30/2062	395,000	215,379
Cox Communications, Inc.,
6.950%, Due 6/1/2038D	470,000	457,254
5.800%, Due 12/15/2053D	510,000	399,404
5.950%, Due 9/1/2054D	1,420,000	1,130,950

		3,368,972

Telecommunications - 0.6%
AT&T, Inc.,
5.700%, Due 11/1/2054	390,000	336,545
6.000%, Due 4/30/2056	965,000	866,705
3.650%, Due 9/15/2059	390,000	231,063
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.700%, Due 4/15/2036D	700,000	640,092
T-Mobile USA, Inc., 5.850%, Due 2/15/2056	890,000	806,294
Verizon Communications, Inc., 6.200%, Due 5/14/2056, (5 yr. CMT + 2.042%)E	495,000	484,434

		3,365,133

Total Communications		7,615,116

Consumer, Cyclical - 0.0%
Auto Manufacturers - 0.0%
Ford Motor Credit Co. LLC, 5.303%, Due 9/6/2029	200,000	198,763

Consumer, Non-Cyclical - 0.0%
Commercial Services - 0.0%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	85,264

Energy - 0.2%
Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)E F	575,000	590,293

Pipelines - 0.1%
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	76,774
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	134,849
ONEOK, Inc., 5.700%, Due 11/1/2054	390,000	344,975
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032D	205,000	180,616

		737,214

Total Energy		1,327,507

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.6% (continued)
Financial - 1.4%
Banks - 0.8%
Bank of America Corp.,
4.330%, Due 3/15/2050, (3 mo. USD Term SOFR + 1.782%)E	$280,000	$220,514
4.083%, Due 3/20/2051, (3 mo. USD Term SOFR + 3.412%)E	334,000	251,044
Bank of New York Mellon Corp., 3.750%, Due 12/20/2026, I, (5 yr. CMT + 2.630%)E F	500,000	496,585
Morgan Stanley,
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)E	470,000	403,386
5.314%, Due 1/18/2041, (5 yr. CMT + 1.170%)E	945,000	895,612
PNC Financial Services Group, Inc., 5.423%, Due 1/25/2041, (5 yr. CMT + 1.170%)E	920,000	881,816
U.S. Bancorp,
5.300%, Due 4/15/2027, J, (3 mo. USD Term SOFR + 3.176%)E F	380,000	379,050
5.723%, Due 5/20/2041, (5 yr. CMT + 1.250%)E	970,000	947,692

		4,475,699

Diversified Financial Services - 0.1%
American Express Co., 3.550%, Due 9/15/2026, D, (5 yr. CMT + 2.854%)E F	140,000	139,649
Western Union Co., 4.750%, Due 6/15/2029	505,000	499,903

		639,552

Insurance - 0.1%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	86,714
Markel Group, Inc., 5.000%, Due 5/20/2049	380,000	319,167
Prudential Financial, Inc.,
3.935%, Due 12/7/2049	207,000	149,772
4.350%, Due 2/25/2050	312,000	242,675

		798,328

Investment Companies - 0.2%
ARES Capital Corp.,
7.000%, Due 1/15/2027	100,000	100,978
2.875%, Due 6/15/2028	270,000	259,024
Blue Owl Capital Corp., 2.875%, Due 6/11/2028	310,000	294,161
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	743,831

		1,397,994

REITS - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.625%, Due 3/1/2036	690,000	661,599
Public Storage Operating Co., 2.250%, Due 11/9/2031	210,000	183,905

		845,504

Total Financial		8,157,077

Industrial - 0.0%
Aerospace/Defense - 0.0%
Boeing Co., 3.200%, Due 3/1/2029	285,000	274,046

Technology - 0.4%
Computers - 0.1%
Dell International LLC/EMC Corp., 3.375%, Due 12/15/2041	830,000	608,284

Semiconductors - 0.2%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039D	1,155,000	1,183,390

Software - 0.1%
Oracle Corp., 6.700%, Due 2/4/2056	260,000	229,258
Salesforce, Inc., 2.900%, Due 7/15/2051	418,000	229,243

		458,501

Total Technology		2,250,175

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.6% (continued)
Utilities - 1.3%
Electric - 1.3%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	$795,000	$624,712
Baltimore Gas & Electric Co., 5.150%, Due 6/1/2033	580,000	576,247
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)E	235,000	240,314
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)E	740,000	745,555
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	235,000	233,696
6.000%, Due 1/15/2038	145,000	149,625
6.050%, Due 4/15/2038	405,000	421,721
3.200%, Due 8/15/2049	175,000	112,636
Duke Energy Corp., 5.800%, Due 6/15/2054	400,000	369,028
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	255,000	201,428
4.200%, Due 8/15/2045	125,000	98,739
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	715,000	602,601
Entergy Arkansas LLC,
3.350%, Due 6/15/2052	115,000	73,858
5.750%, Due 1/15/2056	385,000	362,457
Entergy Corp.,
2.800%, Due 6/15/2030	115,000	106,135
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)E	200,000	205,008
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	137,000	127,774
5.350%, Due 3/15/2034	440,000	442,742
Entergy Mississippi LLC, 5.800%, Due 4/15/2055	145,000	137,037
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	89,862
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	119,672
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	515,000	515,529
Sempra,
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)E	425,000	431,463
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)E	195,000	195,033
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)E	345,000	346,415
System Energy Resources, Inc., 5.300%, Due 12/15/2034	545,000	534,253

		8,063,540

Total Utilities		8,063,540

Total Corporate Obligations (Cost $29,668,889)		27,971,488

FOREIGN CORPORATE OBLIGATIONS - 1.3%
Consumer, Non-Cyclical - 0.5%
Agriculture - 0.2%
BAT Capital Corp.,
6.000%, Due 2/20/2034	130,000	134,980
4.540%, Due 8/15/2047	960,000	759,744
Reynolds American, Inc., 5.700%, Due 8/15/2035	455,000	460,553

		1,355,277

Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC,
4.650%, Due 11/15/2043D	515,000	407,043
4.700%, Due 7/15/2064D	205,000	150,212
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026D	400,000	401,430
6.875%, Due 11/21/2053D	790,000	816,291

		1,774,976

Total Consumer, Non-Cyclical		3,130,253

Financial - 0.6%
Banks - 0.2%
Barclays PLC,
5.674%, Due 3/12/2028, (1 day USD SOFR + 1.490%)E	320,000	321,859

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.3% (continued)
Financial - 0.6% (continued)
Banks - 0.2% (continued)
Barclays PLC, (continued)
5.690%, Due 3/12/2030, (1 day USD SOFR + 1.740%)E	$200,000	$203,160
CaixaBank SA, 5.402%, Due 4/22/2037, (1 day USD SOFR + 1.530%)D E	370,000	359,003
HBOS PLC, 6.000%, Due 11/1/2033D	365,000	369,757

		1,253,779

Diversified Financial Services - 0.1%
Nomura Holdings, Inc.,
5.166%, Due 7/14/2031	200,000	198,379
5.545%, Due 7/14/2036	230,000	225,748

		424,127

Insurance - 0.3%
Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	830,000	804,130
6.100%, Due 3/15/2055	165,000	154,464
6.200%, Due 6/8/2056D	1,205,000	1,140,229

		2,098,823

Total Financial		3,776,729

Utilities - 0.2%
Electric - 0.2%
Electricite de France SA, 6.000%, Due 4/22/2064D	970,000	886,016

Total Foreign Corporate Obligations (Cost $7,942,565)		7,792,998

FOREIGN SOVEREIGN OBLIGATIONS - 0.2%
Mexico Government International Bonds,
6.125%, Due 2/9/2038	285,000	272,175
3.771%, Due 5/24/2061	1,440,000	809,280

Total Foreign Sovereign Obligations (Cost $1,195,489)		1,081,455

ASSET-BACKED OBLIGATIONS - 3.1%
AmeriCredit Automobile Receivables Trust, 4.120%, Due 5/20/2030, 2025-1 A3D	360,000	358,397
AREIT Trust, 5.229%, Due 7/25/2043, 2025-CRE11 A, (1 mo. USD Term SOFR + 1.550%)D E	360,000	361,238
BMW Vehicle Lease Trust, 4.150%, Due 5/25/2029, 2026-1 A3	650,000	646,549
BSPDF Issuer LLC, 5.120%, Due 9/18/2043, 2026-FL3 A, (1 mo. USD Term SOFR + 1.450%)D E	380,000	381,323
CarMax Auto Owner Trust, 5.500%, Due 1/16/2029, 2024-2 A3	249,126	250,867
CarMax Select Receivables Trust, 4.120%, Due 3/15/2030, 2025-B A3	600,000	596,576
CF Hippolyta Issuer LLC, 5.970%, Due 8/15/2062, 2022-1A A1D	151,822	150,775
Cloud Capital Holdco LP, 5.781%, Due 11/22/2049, 2024-1A A2D	1,490,000	1,486,787
Compass Datacenters Issuer III LLC,
5.656%, Due 2/25/2050, 2025-1A A2D	325,000	324,954
4.897%, Due 2/25/2056, 2026-1A A21D	424,000	413,204
5.289%, Due 2/25/2056, 2026-1A A22D	230,000	225,216
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 6.506%, Due 5/20/2055, 2025-1A BD	250,000	252,047
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AD	300,000	297,803
GM Financial Automobile Leasing Trust,
4.660%, Due 2/21/2028, 2025-1 A3	130,000	130,226
4.300%, Due 3/20/2029, 2026-2 A3	330,000	329,050
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	367,955	368,908
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AD	245,000	244,240
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	390,000	390,958
Iskandar Enterprise LLC, 5.049%, Due 4/17/2056, 2026-1A A21D	2,000,000	1,957,049
Lohrasp Enterprise II LLC, 5.512%, Due 7/17/2056, 2026-1A A21D	110,000	109,763
MetroNet Infrastructure Issuer LLC, 5.400%, Due 8/20/2055, 2025-2A A2D	1,530,000	1,527,646
Nissan Auto Lease Trust, 4.920%, Due 11/15/2027, 2024-B A3	1,270,000	1,273,474
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3D	443,807	444,326
Stellantis Financial Underwritten Enhanced Lease Trust,
4.630%, Due 7/20/2027, 2025-AA A2D	102,362	102,457
4.270%, Due 1/22/2029, 2025-BA A3D	1,410,000	1,407,380
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IID	275,100	255,915

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 3.1% (continued)
Toyota Auto Loan Extended Note Trust, 4.930%, Due 6/25/2036, 2023-1A AD	$100,000	$100,666
Toyota Auto Receivables Owner Trust, 4.510%, Due 3/17/2031, 2026-C A3	615,000	614,030
Uniti Fiber ABS Issuer LLC, 5.177%, Due 1/20/2056, 2025-2A A2D	1,045,000	1,022,980
Volkswagen Auto Lease Trust,
4.010%, Due 1/22/2029, 2025-B A3	510,000	507,950
4.170%, Due 3/20/2029, 2026-A A3	710,000	706,070
Wendy’s Funding LLC, 5.422%, Due 12/15/2055, 2025-1A A2ID	437,800	424,243
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	280,000	280,232
Zayo Issuer LLC,
6.088%, Due 3/20/2055, 2025-1A BD	270,000	268,957
6.586%, Due 6/20/2055, 2025-2A BD	700,000	707,117

Total Asset-Backed Obligations (Cost $19,095,651)		18,919,373

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Government National Mortgage Association REMICS,
4.871%, Due 12/20/2055, 2025-210 FA, (30 day USD SOFR Average + 1.250%)E	1,130,744	1,136,247
4.681%, Due 5/20/2056, 2026-84 FJ, (30 day USD SOFR Average + 1.060%)E	970,579	968,892
JP Morgan Mortgage Trust, 5.161%, Due 4/25/2066, 2026-ACES1 A2D G	310,000	302,293
PMT Loan Trust, 4.966%, Due 11/25/2056, 2025-INV11 A36, (30 day USD SOFR Average + 1.350%)D E	952,288	952,488

Total Collateralized Mortgage Obligations (Cost $3,370,421)		3,359,920

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.8%
BBCMS Mortgage Trust, 3.674%, Due 2/15/2050, 2017-C1 A4	320,000	317,850
Benchmark Mortgage Trust,
2.577%, Due 4/15/2054, 2021-B25 A5	300,000	266,248
5.805%, Due 1/10/2057, 2024-V5 A3	170,000	172,845
BODI Commercial Mortgage Trust, 5.359%, Due 3/13/2052, 2026-DC1 AD G	690,000	683,519
BX Commercial Mortgage Trust, 5.376%, Due 3/15/2045, 2026-VLT9 A, (1 mo. USD Term SOFR + 1.700%)D E	360,000	359,101
Cantor Commercial Real Estate Lending, 2.874%, Due 11/15/2052, 2019-CF2 A5	200,000	187,319
CONE Commercial Mortgage Trust, 6.063%, Due 7/15/2043, 2026-ACD6 AD G	1,200,000	1,190,074
CSAIL Commercial Mortgage Trust, 4.224%, Due 8/15/2051, 2018-CX12 A4G	300,000	295,700
NRTH Commercial Mortgage Trust, 5.070%, Due 10/15/2040, 2025-PARK A, (1 mo. USD Term SOFR + 1.393%)D E	1,245,000	1,248,113

Total Commercial Mortgage-Backed Obligations (Cost $4,743,547)		4,720,769

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.0%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	10,020	9,919
3.000%, Due 11/1/2032	40,308	38,797
2.500%, Due 6/1/2035	102,205	94,967
2.000%, Due 3/1/2036	346,988	314,088
2.500%, Due 9/1/2041	363,327	318,851
2.500%, Due 11/1/2041	200,049	176,286
3.500%, Due 5/1/2042	309,504	287,958
4.000%, Due 6/1/2042	537,162	513,051
3.000%, Due 4/1/2047	247,841	214,281
3.500%, Due 1/1/2048	131,068	118,408
4.000%, Due 4/1/2048	103,596	96,359
3.000%, Due 8/1/2048	179,998	158,104
2.500%, Due 7/1/2050	223,798	184,774
2.500%, Due 10/1/2051	569,938	467,984
2.500%, Due 11/1/2051	335,210	280,046
2.000%, Due 2/1/2052	618,906	489,780
2.000%, Due 3/1/2052	747,457	585,975
2.500%, Due 5/1/2052	481,234	400,700
5.000%, Due 6/1/2052	109,278	106,319
6.000%, Due 3/1/2053	501,101	509,349
4.500%, Due 5/1/2053	636,550	602,190
5.000%, Due 5/1/2053	1,014,106	985,674
5.000%, Due 8/1/2053	697,346	676,701
6.000%, Due 8/1/2053	601,570	611,548

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.0% (continued)
Federal Home Loan Mortgage Corp., (continued)
5.500%, Due 9/1/2053	$705,852	$705,523
6.000%, Due 12/1/2053	160,774	164,576
5.500%, Due 2/1/2054	1,010,577	1,008,968
6.000%, Due 8/1/2054	654,398	668,957
5.000%, Due 9/1/2054	715,170	696,567
5.500%, Due 10/1/2054	793,125	791,561
5.500%, Due 5/1/2055	1,173,491	1,169,538
5.000%, Due 2/1/2056	490,797	475,024

		13,922,823

Federal National Mortgage Association,
3.500%, Due 1/1/2028	4,058	4,030
4.500%, Due 4/1/2034	37,809	37,228
3.000%, Due 10/1/2034	85,218	80,998
2.000%, Due 11/1/2035	222,395	203,453
2.000%, Due 12/1/2035	110,888	100,589
2.000%, Due 1/1/2036	186,131	168,833
2.500%, Due 4/1/2036	195,847	181,246
3.500%, Due 6/1/2037	63,862	60,620
5.500%, Due 6/1/2038	7,464	7,566
5.000%, Due 5/1/2040	45,641	45,319
5.000%, Due 6/1/2040	26,499	26,314
2.500%, Due 11/1/2041	227,952	200,967
5.000%, Due 3/1/2042	19,399	19,261
3.500%, Due 7/1/2043	44,188	40,698
4.000%, Due 7/1/2045	84,191	79,040
3.500%, Due 8/1/2045	23,468	21,346
3.500%, Due 5/1/2046	59,379	53,805
3.000%, Due 6/1/2046	158,951	138,597
4.000%, Due 7/1/2046	69,909	65,682
3.000%, Due 10/1/2046	131,275	115,174
3.000%, Due 11/1/2046	172,254	152,204
3.500%, Due 11/1/2046	227,164	207,110
3.000%, Due 12/1/2046	112,082	98,482
3.500%, Due 3/1/2047	27,539	24,946
4.500%, Due 7/1/2047	11,228	10,754
4.500%, Due 8/1/2047	47,532	45,538
3.500%, Due 9/1/2047	65,819	59,637
4.500%, Due 7/1/2048	79,787	76,214
4.500%, Due 3/1/2049	102,260	97,711
4.500%, Due 10/1/2049	79,063	75,315
4.000%, Due 11/1/2049	193,954	180,047
2.500%, Due 6/1/2050	217,616	179,955
2.500%, Due 8/1/2050	560,602	462,115
3.000%, Due 8/1/2050	196,687	169,610
2.500%, Due 9/1/2050	204,381	169,467
2.500%, Due 10/1/2050	87,259	71,974
3.000%, Due 10/1/2050	346,002	300,080
3.000%, Due 11/1/2050	568,537	488,316
2.500%, Due 2/1/2051	683,648	568,878
2.000%, Due 3/1/2051	611,822	489,104
2.000%, Due 4/1/2051	778,315	616,610
3.000%, Due 5/1/2051	282,343	245,577
3.000%, Due 6/1/2051	106,210	91,516
3.500%, Due 6/1/2051	317,541	283,244
2.000%, Due 7/1/2051	1,105,659	872,397
3.500%, Due 7/1/2051	547,077	491,209
2.500%, Due 8/1/2051	455,698	378,639
2.500%, Due 10/1/2051	292,164	242,593
2.500%, Due 11/1/2051	326,051	267,922
3.000%, Due 11/1/2051	407,255	348,974
3.000%, Due 12/1/2051	540,428	463,209
2.000%, Due 1/1/2052	1,130,735	895,149

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.0% (continued)
Federal National Mortgage Association, (continued)
2.500%, Due 2/1/2052	$1,181,172	$986,391
3.500%, Due 5/1/2052	332,152	295,450
4.000%, Due 5/1/2052	299,011	275,399
4.000%, Due 6/1/2052	588,956	542,968
5.000%, Due 6/1/2052	646,048	635,564
4.500%, Due 8/1/2052	587,480	556,385
4.500%, Due 9/1/2052	877,793	829,945
4.500%, Due 10/1/2052	413,620	392,661
5.000%, Due 4/1/2053	232,153	226,947
4.500%, Due 6/1/2053	597,679	568,987
5.000%, Due 6/1/2053	278,378	271,965
5.500%, Due 7/1/2053	586,469	587,159
5.500%, Due 10/1/2053	622,435	620,273
6.000%, Due 1/1/2054	676,022	693,269
5.500%, Due 2/1/2054	706,322	706,334
6.500%, Due 6/1/2054	64,525	67,420
5.000%, Due 3/1/2056	977,901	944,096

		19,976,475

Government National Mortgage Association,
5.000%, Due 10/15/2039	31,310	31,259
3.500%, Due 9/15/2041	71,959	65,747
3.500%, Due 8/20/2047	26,075	23,392
3.500%, Due 10/20/2047	30,615	27,291
4.000%, Due 12/20/2047	58,049	53,642
4.000%, Due 1/20/2048	53,551	49,479
5.000%, Due 1/20/2050	77,667	76,657
4.500%, Due 2/20/2050	53,727	51,315
5.000%, Due 2/20/2050	27,117	26,813
2.500%, Due 4/20/2050	387,975	324,154
2.500%, Due 6/20/2051	387,021	323,347
3.000%, Due 6/20/2051	550,645	478,372
2.500%, Due 7/20/2051	495,710	414,152
3.000%, Due 8/20/2051	306,693	269,587
2.500%, Due 11/20/2051	231,880	193,727
3.000%, Due 12/20/2051	598,637	520,056
3.500%, Due 1/20/2052	229,662	204,654
4.000%, Due 3/20/2052	426,520	391,557
5.000%, Due 4/20/2053	590,968	575,921
3.000%, Due 5/20/2053	204,485	178,549
3.000%, Due 6/20/2053	547,038	477,316
5.500%, Due 7/20/2053	527,556	527,703
6.000%, Due 10/20/2053	931,867	953,541
6.000%, Due 12/20/2053	1,450,253	1,483,544
6.000%, Due 4/20/2054	1,250,014	1,273,148
6.000%, Due 5/20/2054	1,856,230	1,889,864
6.000%, Due 6/20/2054	955,355	972,411
6.000%, Due 7/20/2054	1,801,895	1,833,520
6.000%, Due 9/20/2054	1,663,507	1,693,409
5.000%, Due 12/20/2054	688,477	667,716
6.000%, Due 12/20/2054	1,124,271	1,147,036
6.000%, Due 1/20/2055	1,482,159	1,511,604
5.500%, Due 5/20/2055	1,667,787	1,658,249
5.500%, Due 6/20/2055	1,959,281	1,954,059
5.500%, Due 7/20/2055	1,987,466	1,976,100
6.000%, Due 1/20/2056	2,388,480	2,429,793

		26,728,684

Total U.S. Agency Mortgage-Backed Obligations (Cost $63,554,090)		60,627,982

U.S. TREASURY OBLIGATIONS - 11.7%
U.S. Treasury Bonds, 4.750%, Due 8/15/2055	195,000	180,063

U.S. Treasury Floating Rate Notes,
3.951%, Due 1/31/2028, (3 mo. Treasury money market yield + 0.099%)E	2,970,000	2,973,183

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 11.7% (continued)
U.S. Treasury Floating Rate Notes, (continued)
3.955%, Due 4/30/2028, (3 mo. Treasury money market yield + 0.103%)E	$2,970,000	$2,973,239

		5,946,422

U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2056H	5,231,686	4,567,002

U.S. Treasury Inflation-Indexed Notes, 1.875%, Due 1/15/2036H	12,168,632	11,592,877

U.S. Treasury Notes,
3.750%, Due 8/31/2026	12,100,000	12,098,109
3.875%, Due 3/31/2028	665,000	660,922
3.500%, Due 2/28/2031	5,315,000	5,116,518
4.625%, Due 4/30/2031	815,000	821,909
4.125%, Due 5/31/2031	24,230,000	23,913,874
4.250%, Due 8/15/2035	5,430,000	5,257,555
4.125%, Due 2/15/2036	525,000	501,703

		48,370,590

Total U.S. Treasury Obligations (Cost $71,747,436)		70,656,954

	Shares
FOREIGN COMMON STOCKS - 19.6%
Communication Services - 0.5%
Entertainment - 0.1%
Universal Music Group NVC	34,697	575,226

Interactive Media & Services - 0.2%
Tencent Holdings Ltd.C	16,200	982,405

Media - 0.1%
WPP PLC, ADRB	39,800	804,358

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd.C	21,183	437,029

Total Communication Services		2,799,018

Consumer Discretionary - 2.1%
Automobile Components - 0.3%
Magna International, Inc.B	27,700	1,900,220

Automobiles - 0.2%
Kia Corp.C	7,193	666,677
Suzuki Motor Corp.C	50,700	666,074

		1,332,751

Broadline Retail - 0.6%
Alibaba Group Holding Ltd.C	44,200	675,132
Sea Ltd., ADRA	25,500	2,721,870

		3,397,002

Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SAC	5,636	350,300
Compass Group PLCC	23,886	758,312
Galaxy Entertainment Group Ltd.C	101,000	440,837

		1,549,449

Household Durables - 0.5%
Casio Computer Co. Ltd.C	62,000	680,159
Sony Group Corp., ADR	92,300	2,146,898

		2,827,057

Specialty Retail - 0.2%
Nitori Holdings Co. Ltd.B C	28,400	453,200

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.6% (continued)
Consumer Discretionary - 2.1% (continued)
Specialty Retail - 0.2% (continued)
Zalando SEA C D	17,306	$563,662

		1,016,862

Textiles, Apparel & Luxury Goods - 0.1%
Li Ning Co. Ltd.C	276,500	534,938

Total Consumer Discretionary		12,558,279

Consumer Staples - 1.1%
Beverages - 0.2%
Arca Continental SAB de CV	38,200	436,313
Fomento Economico Mexicano SAB de CVI	51,700	662,537
Pernod Ricard SAB C	3,923	308,187

		1,407,037

Consumer Staples Distribution & Retail - 0.2%
Carrefour SAB C	31,552	579,937
Marks & Spencer Group PLCC	111,958	612,208

		1,192,145

Food Products - 0.1%
Toyo Suisan Kaisha Ltd.C	8,700	564,662

Personal Products - 0.3%
Unilever PLCC	31,185	1,978,546

Tobacco - 0.3%
British American Tobacco PLCC	24,726	1,501,137

Total Consumer Staples		6,643,527

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd.	22,760	1,084,219
Suncor Energy, Inc.	10,512	705,924
TC Energy Corp.	16,403	1,104,571
TotalEnergies SEB	25,180	2,212,315

		5,107,029

Total Energy		5,107,029

Financials - 3.7%
Banks - 2.5%
Banca Monte dei Paschi di Siena SpAC	55,495	742,085
Banco Santander SAC	67,116	948,092
Grupo Financiero Banorte SAB de CV, Class O	58,600	675,476
Hana Financial Group, Inc.C	7,278	640,186
ICICI Bank Ltd., ADR	51,037	1,530,600
Japan Post Bank Co. Ltd.C	40,500	783,477
KB Financial Group, Inc.C	5,032	594,939
Lloyds Banking Group PLCC	637,145	987,225
Mitsubishi UFJ Financial Group, Inc., ADRB	120,650	2,708,592
NU Holdings Ltd., Class AA	74,172	1,062,885
Piraeus Bank SAA C	111,324	1,285,607
Resona Holdings, Inc.C	70,700	968,944
Societe Generale SAC	17,568	1,649,666
UniCredit SpAC	6,634	626,696

		15,204,470

Capital Markets - 0.9%
3i Group PLCC	50,824	1,966,733

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.6% (continued)
Financials - 3.7% (continued)
Capital Markets - 0.9% (continued)
Deutsche Boerse AGC	5,137	$1,553,768
Japan Exchange Group, Inc.C	49,900	680,055
UBS Group AGC	27,964	1,474,334

		5,674,890

Insurance - 0.3%
AIA Group Ltd.C	76,800	777,742
Allianz SEC	1,325	661,338

		1,439,080

Total Financials		22,318,440

Health Care - 1.1%
Biotechnology - 0.1%
Celltrion, Inc.C	5,362	699,204

Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SAC	4,624	878,981
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class AC	7,700	181,413

		1,060,394

Health Care Providers & Services - 0.0%
Rede D’Or Sao Luiz SAD	61,000	416,843

Pharmaceuticals - 0.8%
AstraZeneca PLCC	7,150	1,220,275
GSK PLC, ADR	9,000	465,210
Merck KGaAC	6,128	1,012,466
Otsuka Holdings Co. Ltd.C	11,000	765,928
Teva Pharmaceutical Industries Ltd., ADRA	36,992	1,295,090

		4,758,969

Total Health Care		6,935,410

Industrials - 4.6%
Aerospace & Defense - 1.4%
BAE Systems PLCC	82,242	2,325,136
Rolls-Royce Holdings PLCC	166,041	3,297,007
Safran SAC	5,311	2,079,797
Thales SAC	2,225	631,604

		8,333,544

Building Products - 0.1%
Cie de Saint-Gobain SAC	6,503	611,143

Commercial Services & Supplies - 0.1%
SPIE SAC	10,275	552,128

Electrical Equipment - 1.1%
Contemporary Amperex Technology Co. Ltd., Class AC	29,995	1,762,718
Legrand SAC	4,234	639,073
Siemens Energy AGC	25,245	4,292,342

		6,694,133

Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	16,455	1,462,685

Industrial Conglomerates - 0.4%
Siemens AGC	2,589	843,982

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.6% (continued)
Industrials - 4.6% (continued)
Industrial Conglomerates - 0.4% (continued)
SK Square Co. Ltd.C	1,766	$1,252,541

		2,096,523

Machinery - 0.5%
Ebara Corp.B C	17,500	595,466
IMI PLCC	21,636	857,662
Interpump Group SpAB C	13,051	524,429
Mitsubishi Heavy Industries Ltd.C	28,900	676,835
Techtronic Industries Co. Ltd.C	34,500	582,452

		3,236,844

Professional Services - 0.5%
Bureau Veritas SAC	31,078	992,412
Recruit Holdings Co. Ltd.C	11,100	872,517
RELX PLCC	34,533	1,216,949

		3,081,878

Trading Companies & Distributors - 0.3%
Howden Joinery Group PLCC	58,238	619,899
IMCD NVC	7,144	780,791
RS Group PLCC	59,838	566,106

		1,966,796

Total Industrials		28,035,674

Information Technology - 4.6%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson, ADR	195,440	1,917,266

Electronic Equipment, Instruments & Components - 1.0%
Dexerials Corp.C	21,100	427,258
Hexagon AB, Class BC	109,094	1,074,638
Lotes Co. Ltd.A C	13,000	730,273
Shimadzu Corp.C	41,400	1,055,058
TE Connectivity PLC	12,031	2,474,656

		5,761,883

Semiconductors & Semiconductor Equipment - 2.4%
Advantest Corp.C	6,400	1,265,901
ASE Technology Holding Co. Ltd.C	22,000	382,932
ASML Holding NV	1,241	2,021,589
NXP Semiconductors NV	3,744	857,975
Renesas Electronics Corp.C	21,700	438,257
SK Hynix, Inc.C	1,988	2,184,159
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,990	3,634,208
Taiwan Semiconductor Manufacturing Co. Ltd.C	46,000	3,439,964

		14,224,985

Software - 0.3%
Check Point Software Technologies Ltd.A	5,400	686,502
SAP SE, ADR	7,000	1,285,340

		1,971,842

Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.C	21,800	3,926,128

Total Information Technology		27,802,104

Materials - 0.6%
Chemicals - 0.5%
Croda International PLCC	14,467	626,328

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
FOREIGN COMMON STOCKS - 19.6% (continued)
Materials - 0.6% (continued)
Chemicals - 0.5% (continued)
Nippon Sanso Holdings Corp.B C	15,100	$549,498
Resonac Holdings Corp.C	5,600	467,268
Shin-Etsu Chemical Co. Ltd.C	11,500	412,870
Symrise AGC	11,090	1,140,142

		3,196,106

Metals & Mining - 0.1%
Rio Tinto PLCC	5,921	580,254

Total Materials		3,776,360

Utilities - 0.5%
Electric Utilities - 0.1%
SSE PLCC	13,620	429,032

Multi-Utilities - 0.4%
Engie SAC	39,484	1,234,715
National Grid PLCC	67,825	1,085,258

		2,319,973

Total Utilities		2,749,005

Total Foreign Common Stocks (Cost $83,354,557)		118,724,846

FOREIGN PREFERRED STOCKS - 0.1% (Cost $345,081)
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA, 8.042%G J	80,732	683,072

SHORT-TERM INVESTMENTS - 3.8% (Cost $23,151,795)
Investment Companies - 3.8%
American Beacon U.S. Government Money Market Select Fund, 3.58%K L	23,151,795	23,151,795

SECURITIES LENDING COLLATERAL - 0.1% (Cost $313,459)
Investment Companies - 0.1%
American Beacon U.S. Government Money Market Select Fund, 3.58%K L	313,459	313,459

TOTAL INVESTMENTS - 99.7% (Cost $505,943,701)		603,795,375
OTHER ASSETS, NET OF LIABILITIES - 0.3%		1,630,039

TOTAL NET ASSETS - 100.0%		$605,425,414

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at July 31, 2026.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $84,530,250 or 14.0% of net assets.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $27,062,263 or 4.5% of net assets. The Fund has no right to demand registration of these securities.

E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2026.

F	Perpetual maturity. The date shown, if any, is the next call date.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	Inflation-Indexed Note.
I	Unit - Usually consists of one common stock and/or rights and warrants.
J	A type of Preferred Stock that has no maturity date.
K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

ADR - American Depositary Receipt.

BDC - Business Development Company.

CDI - CHESS (Clearing House Electronic Subregister System) Depositary Interest.

CMT - Constant Maturity Treasury.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

REMICS - Real Estate Mortgage Investment Conduits.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

Long Futures Contracts Open on July 31, 2026:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	34	September 2026	$12,703,554	$12,782,725	$79,171
ICE U.S. Mini MSCI EAFE Index Futures	29	September 2026	4,553,091	4,614,335	61,244
ICE U.S. MSCI Emerging Markets Index Futures	31	September 2026	2,634,954	2,545,565	(89,389)

			$19,891,599	$19,942,625	$51,026

Glossary:

Index Abbreviations:

MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$262,417,203	$3,374,061	$—	$265,791,264
Corporate Obligations	—	27,971,488	—	27,971,488
Foreign Corporate Obligations	—	7,792,998	—	7,792,998
Foreign Sovereign Obligations	—	1,081,455	—	1,081,455
Asset-Backed Obligations	—	18,919,373	—	18,919,373
Collateralized Mortgage Obligations	—	3,359,920	—	3,359,920
Commercial Mortgage-Backed Obligations	—	4,720,769	—	4,720,769
U.S. Agency Mortgage-Backed Obligations	—	60,627,982	—	60,627,982
U.S. Treasury Obligations	—	70,656,954	—	70,656,954
Foreign Common Stocks	37,568,657	81,156,189	—	118,724,846
Foreign Preferred Stocks	683,072	—	—	683,072
Short-Term Investments	23,151,795	—	—	23,151,795
Securities Lending Collateral	313,459	—	—	313,459

Total Investments in Securities - Assets	$324,134,186	$279,661,189	$—	$603,795,375

Financial Derivative Instruments - Assets
Futures Contracts	140,415	—	—	140,415

Total Financial Derivative Instruments - Assets	$140,415	$—	$—	$140,415

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2026 (Unaudited)

Diversified Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Liabilities
Futures Contracts	$(89,389)	$—	$—	$(89,389)

Total Financial Derivative Instruments - Liabilities	$(89,389)	$—	$—	$(89,389)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

American Beacon Diversified FundSM

Supplementary Notes to Schedule of Investments

July 31, 2026 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.